CAPITAL COMMITMENTS	12 Months Ended
Sep. 30, 2024
CAPITAL COMMITMENTS
CAPITAL COMMITMENTS

NOTE 16 – CAPITAL COMMITMENTS

On July 5, 2021, The Company entered into an investment agreement with Chongqing Jintong Industrial Construction Investment Co., Ltd (“Chongqing Jintong”). The Company agreed to invest for the construction of a factory for manufacturing pig by-products in Chongqing Tongnan High Tech Industrial Zone. There are still $1.9 million (RMB 14 million) and $3.2 million (RMB 22.6 million) unpaid as of September 30, 2024 and 2023, respectively. It is expected to be completed in 2025.